Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property and Equipment, Net [Line Items]
Depreciation expense	¥ 4,598,768	$ 630,029	¥ 6,128,680	¥ 6,906,042
Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	74,807,854		76,730,295
Lianwai School’s [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	2,881,608		2,984,167
Lianwai Kindergarten’s [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	¥ 4,323,813		¥ 4,452,610